INVESTMENT SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Security	Dec. 31, 2011 Security
Investment securities available for sale [Abstract]
Available for sale, Amortized cost	$ 96,519,000	$ 108,974,000
Available-for-sale, Gross unrealized gains	5,769,000	5,559,000
Available-for-sale, Gross unrealized losses	(4,000)	(30,000)
Available for sale, Fair value	102,284,000	114,503,000
Held-to-maturity [Abstract]
Held-to-maturity, amortized cost	1,965,000	2,588,000
Held-to-maturity, gross unrecognized gains	306,000	340,000
Held-to-maturity, gross unrecognized losses	0	0
Held-to-maturity, fair value	2,271,000	2,928,000
Total Investment Securities [Abstract]
Total investment securities, amortized cost	98,484,000	111,562,000
Total investment securities, gross unrealized gains	6,075,000	5,899,000
Total investment securities, gross unrealized losses	(4,000)	(30,000)
Total investment securities, fair value	104,555,000	117,431,000
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Available-for-sale securities, due in one year or less, amortized cost	602,000
Available-for-sale securities, due after one year through five years, amortized cost	9,514,000
Available-for-sale securities, due after five years through ten years, amortized cost	25,154,000
Available-for-sale securities, due after ten years, amortized cost	19,984,000
Total available for sale, amortized cost basis	55,254,000
Mortgage-back securities, available for sale, amortized cost	41,265,000
Total investment and mortgage-backed securities, available for sale, amortized cost	96,519,000
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale securities, due in one year or less, fair value	608,000
Available-for-sale securities, due after one year through five years, fair value	10,040,000
Available-for-sale securities, due after five years through ten years, fair value	26,848,000
Available-for-sale securities, due after ten years, fair value	22,114,000
Total available for sale, fair value	59,610,000
Mortgage-backed securities available for sale, fair value	42,674,000
Total investment and mortgage-back securities, available for sale, fair value	102,284,000
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount [Abstract]
Held to maturity, due in one year or less, amortized cost	0
Held to maturity, due after one year through five years, amortized cost	0
Held to maturity, due after five years through ten years, amortized cost	0
Held to maturity, due after ten years, amortized cost	0
Total held to maturity, amortized cost	0
Mortgage-backed securities held to maturity, amortized cost	1,965,000
Total investment and mortgage-backed securities held to maturity, amortized cost	1,965,000
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held to maturity, due in one year or less, fair value	0
Held to maturity, due after one year through five years, fair value	0
Held to maturity, due after five years through ten years, fair value	0
Held to maturity, due after ten years, fair value	0
Total held to maturity, fair value	0
Mortgage-backed securities held to maturity, fair value	2,271,000
Total investment and mortgage-backed securities held to maturity, fair value	2,271,000
Investment securities pledged to secure public deposits	7,000,000	7,100,000
Securities holding threshold for analysis (in hundredths)	10.00%
Stock in the FHLB	5,431,000	7,657,000
Required FHLB holdings	4,100,000
FHLB redemptions totaled	2,226,000	1,744,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities	1	2
Continuous unrealized loss position, less than 12 months, fair value	617,000	3,442,000
Continuous unrealized loss position, less than 12 months, unrealized loss	(4,000)	(30,000)
Continuous unrealized loss position, 12 months or longer, fair value	0	0
Continuous unrealized loss position, 12 months or longer, unrealized loss	0	0
Total continuous unrealized loss position, fair value	617,000	3,442,000
Total continuous unrealized loss position, unrealized loss	(4,000)	(30,000)
US Government and federal agencies [Member]
Investment securities available for sale [Abstract]
Available for sale, Amortized cost		2,995,000
Available-for-sale, Gross unrealized gains		35,000
Available-for-sale, Gross unrealized losses		0
Available for sale, Fair value		3,030,000
State and political subdivisions [Member]
Investment securities available for sale [Abstract]
Available for sale, Amortized cost	55,254,000	51,287,000
Available-for-sale, Gross unrealized gains	4,360,000	3,804,000
Available-for-sale, Gross unrealized losses	(4,000)	0
Available for sale, Fair value	59,610,000	55,091,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities	1
Continuous unrealized loss position, less than 12 months, fair value	617,000
Continuous unrealized loss position, less than 12 months, unrealized loss	(4,000)
Continuous unrealized loss position, 12 months or longer, fair value	0
Continuous unrealized loss position, 12 months or longer, unrealized loss	0
Total continuous unrealized loss position, fair value	617,000
Total continuous unrealized loss position, unrealized loss	(4,000)
Residential mortgage-backed securities issued by Quasi-governmental agencies [Member]
Investment securities available for sale [Abstract]
Available for sale, Amortized cost	41,265,000	45,969,000
Available-for-sale, Gross unrealized gains	1,409,000	1,525,000
Available-for-sale, Gross unrealized losses	0	0
Available for sale, Fair value	42,674,000	47,494,000
Residential mortgage-backed securities privately issued [Member]
Investment securities available for sale [Abstract]
Available for sale, Amortized cost		8,723,000
Available-for-sale, Gross unrealized gains		195,000
Available-for-sale, Gross unrealized losses		(30,000)
Available for sale, Fair value		8,888,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities		2
Continuous unrealized loss position, less than 12 months, fair value		3,442,000
Continuous unrealized loss position, less than 12 months, unrealized loss		(30,000)
Continuous unrealized loss position, 12 months or longer, fair value		0
Continuous unrealized loss position, 12 months or longer, unrealized loss		0
Total continuous unrealized loss position, fair value		3,442,000
Total continuous unrealized loss position, unrealized loss		(30,000)
Investment and mortgage-backed securities available for sale [Member]
Total Investment Securities [Abstract]
Gross realized gains	112,000	760,000
Proceeds from the sale of investment and mortgage-backed securities	2,700,000	10,700,000
Mortgage-backed securities available for sale [Member]
Total Investment Securities [Abstract]
Gross realized losses	27,000
Proceeds from sale of mortgage-backed securities available for sale	$ 1,100,000